SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)		Aug. 31, 2025	Feb. 28, 2025
Receivables [Abstract]
Other receivables		$ 5,102
Deposits		32,922	4,852
Prepaid expenses	[1]	6,951,092
Taxes receivable			6,516
Balance at end of the period		$ 6,989,116	$ 11,368

[1]	Prepaid marketing expenses were mainly made to vendors for 23 months of marketing services including investor relations, advising on business plans and corporate development to drive business growth.